Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	2015	2016	2017
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥1,531,127	¥802,332	¥202,680
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Integration of BTMU’s Bangkok Branch with Krungsri (Note 2)	(15,269)	—	—
Other	484	(1,630)	(429)

Net transfers to the noncontrolling interest shareholders	(14,785)	(1,630)	(429)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥1,516,342	¥800,702	¥202,251